Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss
21.	Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss as of December 31, 2021 and 2022 are as follows:

	2021		2022
Securities sold:
Stocks	~~W~~	275,451	278,341
Bonds		505,202	438,689
Others		7,114	7,074

		787,767	724,104
Gold/silver deposits		581,458	422,006

	~~W~~	1,369,225	1,146,110